UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07582

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  221 Pensacola Boulevard, Venice Florida 34285
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                 Denis R. Curcio
                             221 Pensacola Boulevard
                              Venice, Florida 34285
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-242-9340

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
COMMERCIAL PAPER - 37.3%

EDUCATION - 2.4%
Johns Hopkins University                                                       4.90%    06/06/06    $  12,300,000    $  12,300,000
                                                                                                                     -------------
FINANCE - 11.6%
Alliance  & Leicester PLC                                                      4.96     07/13/06       20,000,000       19,884,267
Bear Sterns Co.,  Inc.                                                         4.99     06/28/06       20,000,000       19,925,150
Govco, Inc.                                                                    5.05     08/11/06       20,000,000       19,800,806
                                                                                                                     -------------
                                                                                                                        59,610,223
                                                                                                                     -------------
US MUNICIPAL - 3.9%
Walnut Energy Center  Authority                                                5.02     06/14/06       20,000,000       19,963,744
                                                                                                                     -------------
SPECIAL PURPOSE ENTITY - 19.4%
Chesham Finance LLC                                                            5.07     06/01/06       20,000,000       20,000,000
Greyhawk Funding                                                               5.03     06/20/06       20,000,000       19,946,906
Lockhart Funding LLC                                                           5.03     06/20/06       20,000,000       19,946,905
Market Street Funding                                                          5.02     06/21/06       20,000,000       19,944,222
Windmill Funding Corp.                                                         5.03     07/10/06       20,000,000       19,891,017
                                                                                                                     -------------
                                                                                                                        99,729,050
                                                                                                                     -------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $191,603,017)                                                                   191,603,017
                                                                                                                     -------------
CORPORATE OBLIGATIONS* - 14.4%
FINANCIAL SERVICES - 4.5%
Bank of America                                                                5.06     06/01/06       10,000,000       10,000,000
Merrill Lynch & Co                                                             5.05     06/14/06       10,000,000       10,000,000
Vista Funding                                                                  5.38     06/01/06          435,000          435,000
Wyoming Steel Investment                                                       5.18     06/01/06        2,660,000        2,660,000
                                                                                                                     -------------
                                                                                                                        23,095,000
                                                                                                                     -------------
FOOD - 0.2%
Jacksons Food Stores, Inc.                                                     5.13     06/01/06          673,000          673,000
                                                                                                                     -------------
HEALTH SERVICES - 0.9%
Gastroenterology Associates, LLC                                               5.08     06/01/06        2,375,000        2,375,000
Riverview Medical Office Building                                              5.13     06/01/06          700,000          700,000
TVR Louisiana Endoscopy Center, Inc.                                           5.08     06/01/06        1,575,000        1,575,000
                                                                                                                     -------------
                                                                                                                         4,650,000
                                                                                                                     -------------
LEISURE - 0.8%
Commonwealth Country Club, Ltd.                                                5.13     06/01/06        3,120,000        3,120,000
Sandusky Yacht Club                                                            5.13     06/01/06        1,145,000        1,145,000
                                                                                                                     -------------
                                                                                                                         4,265,000
                                                                                                                     -------------
REAL ESTATE - 3.2%
208 Associates LLC                                                             5.13     06/01/06          830,000          830,000
Aztec Properties LLC                                                           5.08     06/01/06        1,993,000        1,993,000
CMW Real Estate LLC                                                            5.13     06/01/06        2,175,000        2,175,000
El Dorado Enterprises of Miami FL                                              5.18     06/01/06        8,120,000        8,120,000
El Dorado Enterprises of Miami FL                                              5.18     06/01/06        1,360,000        1,360,000
G & J Properties II                                                            5.08     06/01/06          910,000          910,000
Ordeal Properties LLC                                                          5.13     06/01/06        1,210,000        1,210,000
                                                                                                                     -------------
                                                                                                                        16,598,000
                                                                                                                     -------------

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
SPECIAL PURPOSE ENTITY - 4.8%
Approach Partnership                                                           5.13%    06/01/06    $   1,010,000    $   1,010,000
Barry-Wehmiller Group                                                          5.08     06/01/06          990,000          990,000
Best One Tire & Service                                                        5.08     06/01/06          900,000          900,000
Butler County, Surgical Properties                                             5.08     06/01/06        1,310,000        1,310,000
Bybee Foods LLC                                                                5.13     06/01/06        3,000,000        3,000,000
Chuo Mubea Suspen Compon                                                       5.08     06/01/06          275,000          275,000
Denver LLC                                                                     5.38     06/01/06          360,000          360,000
Exal Corp.                                                                     5.08     06/01/06        1,195,000        1,195,000
FE LLC                                                                         5.03     06/01/06          850,000          850,000
GCG Portage LLC                                                                5.18     06/01/06        1,180,000        1,180,000
GMC Financing, LLC                                                             5.09     06/01/06        2,825,000        2,825,000
ISO Building LLC                                                               5.08     06/01/06          800,000          800,000
K. C. Jordan & Associates                                                      5.08     06/01/06          700,000          700,000
MMR Development Co.                                                            5.08     06/01/06        1,050,000        1,050,000
Physicians Center LP                                                           5.08     06/01/06        3,070,000        3,070,000
Taylor Steel, Inc.                                                             5.13     06/01/06        2,015,000        2,015,000
Village Enterprises                                                            5.13     06/01/06          970,000          970,000
Wellington Green LLC                                                           5.13     06/01/06        2,160,000        2,160,000
                                                                                                                     -------------
                                                                                                                        24,660,000
                                                                                                                     -------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $73,941,000)                                                                73,941,000
                                                                                                                     -------------
CERTIFICATE OF DEPOSIT - 25.3%
Banking - 25.3%
Calyon Corp. & Investment Bank                                                 5.26     01/19/07       10,000,000       10,000,155
Citibank                                                                       5.07     07/27/06       20,000,000       20,000,000
Fortis Bank                                                                    5.01     06/05/06       20,000,000       20,000,000
Royal Bank of Canada                                                           5.06     07/07/06       20,000,000       20,000,000
Royal Bank of Scottland                                                        4.81     01/16/07       10,000,000       10,000,303
Union Bank of Switzerland                                                      5.05     07/05/06       20,000,000       20,000,000
Wells Fargo                                                                    4.87     01/31/07       10,000,000        9,999,635
Wells Fargo                                                                    5.25     04/20/07       10,000,000       10,000,000
Wilmington                                                                     5.13     08/01/06       10,000,000       10,000,202
                                                                                                                     -------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $130,000,295)                                                             130,000,295
                                                                                                                     -------------
MUNICIPAL NOTES AND BONDS* - 3.9%
ALABAMA - 1.1%
Auburn Taxable Revenue, Series B                                               5.08     06/01/06        5,750,000        5,750,000
                                                                                                                     -------------
ILLINOIS - 0.9%
Upper Illinois River Valley Development Authority                              5.13     06/01/06        4,595,000        4,595,000
                                                                                                                     -------------
MICHIGAN - 0.3%
Michigan City Industrial Economic Development Revenue                          5.08     06/01/06        1,400,000        1,400,000
                                                                                                                     -------------
NEW YORK - 1.1%
Albany Indivdual Development Agency Civic Facility  Revenue                    5.08     06/01/06        2,000,000        2,000,000
Baird Properties LLC                                                           5.16     06/01/06        2,055,000        2,055,000
IHA Capital Development Corp.                                                  5.08     06/01/06        1,500,000        1,500,000
                                                                                                                     -------------
                                                                                                                         5,555,000
                                                                                                                     -------------
OHIO - 0.5%
Hopkins Waterhouse LLC                                                         5.13     06/01/06          824,000          824,000
Mercer County, HealthCare Facilities                                           5.09     06/01/06        1,825,000        1,825,000
                                                                                                                     -------------
                                                                                                                         2,649,000
                                                                                                                     -------------
VIRGINIA - 0.0%
Ashland Industrial Development Authority                                       5.31     06/01/06          350,000          350,000
                                                                                                                     -------------
TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $20,299,000)                                                            20,299,000
                                                                                                                     -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corp.                                               4.25     10/23/06       10,000,000       10,000,000
                                                                                                                     -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $10,000,000)


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
REPURCHASE AGREEMENT - 17.3%
Bank of America, Inc., 4.98%, due 6/01/06,
with a maturity value of $89,012,312
(Collateralized by various 0% - 7.25% GNMA bonds valued at $90,780,000
with maturity dates 10/26/21 - 5/20/36)                                                             $  89,000,000    $  89,000,000
                                                                                                                     -------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $89,000,000)                                                                89,000,000
                                                                                                                     -------------
Total Investments (Amortized Cost $514,843,312) (a) - 100.1%                                                           514,843,312
Liabilities in Excess of Other Assets - (0.1%)                                                                            (462,882)
                                                                                                                     -------------
TOTAL NET ASSETS - 100%                                                                                              $ 514,380,430
                                                                                                                     =============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at May 31, 2006 maturity date shown reflects next rate change date.
(a)   The cost of investments for federal income tax purposes are the same.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
LP    - Limited Partnership
PLC   - Public Limited Company

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
U.S. TREASURY OBLIGATIONS - 53.9%
U.S. TREASURY BILLS(A) - 39.3%                                                 3.25%    06/01/06    $  80,000,000    $  80,000,000
                                                                                                                     -------------
U.S. TREASURY NOTES - 14.6%                                                    7.00     07/15/06        5,000,000        5,014,654
                                                                               3.13     05/15/07       25,000,000       24,579,052
                                                                                                                     -------------
                                                                                                                        29,593,706
                                                                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $109,593,706)                                                          109,593,706
                                                                                                                     -------------
REPURCHASE AGREEMENTS - 46.4%
Bank of America, Inc., 4.98%, due 6/1/06,
with a maturity value of $23,503,251
(Collateralized by 5.31% GNMA bonds valued at $23,970,000
with maturity date 11/16/31)                                                                           23,500,000       23,500,000

Citigroup, Inc.,  4.96%, due 06/01/06,
with a maturity value of $23,003,169
(Collateralized by various 4.5% - 6.5% GNMA bonds valued at $23,460,000
with maturity dates 8/15/18 - 4/15/31)                                                                 23,000,000       23,000,000

Goldman Sachs., 4.99%, due 6/1/06,
with a maturity value of $25,003,465
(Collateralized by various 0% - 3.375% GNMA bonds valued at $25,500,021
with maturity dates 9/28/06 - 2/15/08)                                                                 25,000,000       25,000,000

UBS Paine Webber, 4.97%, due 6/1/06,
with a maturity value of $23,003,175
(Collateralized by various 5.00% -11.50% GNMA bonds valued at $23,460,215
with maturity dates 12/15/08 - 10/20/35)                                                               23,000,000       23,000,000
                                                                                                                     -------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $94,500,000)                                                                94,500,000
                                                                                                                     -------------
TOTAL INVESTMENTS (AMORTIZED COST $204,093,706) (B) - 100.3%                                                           204,093,706
Liabilities in Excess of Other Assets - (0.3%)                                                                            (684,417)
                                                                                                                     -------------
TOTAL NET ASSETS - 100%                                                                                              $ 203,409,289
                                                                                                                     =============

(a)   Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
COMMERCIAL PAPER -3.9%
FLORIDA - 2.8%
Sarasota County Public Hospital, LOC Suntrust Bank                             3.55%    06/01/06    $   4,050,000    $   4,050,000
                                                                                                                     -------------
PENNSYLVANIA -1.1%
Delaware County                                                                3.51     07/05/06        1,700,000        1,700,000
                                                                                                                     -------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $5,750,000)                                                                       5,750,000
                                                                                                                     -------------
MUNICIPAL BONDS AND NOTES - 10.6%
FLORIDA - 6.2%
Palm Beach County School District, TAN                                         4.00     09/28/06        4,000,000        4,012,670
Brevard County Florida School District                                         4.00     06/30/06        5,000,000        5,004,285
                                                                                                                     -------------
                                                                                                                         9,016,955
                                                                                                                     -------------
INDIANA - 1.7%
Elkhart Indiana Community Schools                                              4.35     12/29/06        2,500,000        2,514,316
                                                                                                                     -------------
NEW JERSEY - 2.7%
New Jersey State Tax and Revenue                                               4.50     06/23/06        4,000,000        4,003,209
                                                                                                                     -------------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $15,534,480)                                                            15,534,480
                                                                                                                     -------------
VARIABLE MUNICIPAL BONDS* - 84.7%
ALASKA - 1.0%
Valdez, Alaska  Marine Terminal Revenue                                        3.53     06/01/06        1,500,000        1,500,000
                                                                                                                     -------------
ALABAMA - 1.7%
Birmingham Alabama Special Care Facilities Authority Revenues                  3.59     06/01/06        2,500,000        2,500,000
                                                                                                                     -------------
CONNECTICUT - 1.7%
Connecticut State Health and  Educational Facilities Authority Revenue,
   Yale University, Series T-1                                                 3.50     06/01/06        2,500,000        2,500,000
                                                                                                                     -------------
FLORIDA - 61.9%
ABN AMRO Munitops Certificates of  Trust                                       3.50     06/01/06        3,650,000        3,650,000
Alachua County Florida Health Facilities Authority Continuing Care, LOC
   BNP Paribas                                                                 3.58     06/01/06          200,000          200,000
Collier County Educational Facilities Authority Revenue, LOC Fifth
   Third Bank                                                                  3.47     06/02/06        1,800,000        1,800,000
Collier County, IDR, Health Care Facilities Revenue, LOC Fifth Third Bank      3.47     06/02/06        2,800,000        2,800,000
Dade County Individual Development Authority                                   3.20     06/07/06        6,090,000        6,090,000
Dade County Water and Sewer Systems Revenue                                    3.21     06/07/06        2,500,000        2,500,000
Florida Housing Finance Corp., Multi - Family Revenue, Charleston,
   Series I-A                                                                  3.48     06/01/06        6,750,000        6,750,000
Florida State Board of Education Lottery Revenue                               3.45     07/01/19        1,995,000        1,995,000
Florida State Board of Education                                               3.51     06/01/06        2,500,000        2,500,000
Florida State Board of Education                                               3.50     06/01/06        6,000,000        6,000,000
Florida State Municipal Power Agency Revenue, Stanton Project                  3.22     06/07/06        1,000,000        1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue                3.22     06/07/06        1,200,000        1,200,000
Hillsborough County                                                            2.90     06/15/06        2,100,000        2,100,000
Jacksonville Economic Development Commission Health Care Facilities
   Revenue, Series A LOC Fortis Banque Belgium, JP Morgan Chase Bank           3.50     06/01/06        2,000,000        2,000,000
Jacksonville Health Facilities Authority Hospital                              3.75     01/17/07        5,000,000        5,000,000
Lakeland Educational Facilities Revenue                                        3.46     06/07/06        2,000,000        2,000,000
Lee County Florida Industrial Development  Authority  Healthcare Facility      3.49     06/02/06        2,885,000        2,885,000
Marion County Hospital District Revenue                                        3.25     06/07/06        5,275,000        5,275,000
Orange County HFA Multi - Family Revenue                                       3.20     06/07/06        1,800,000        1,800,000
Orange County Industrial Development Authority, IDR, LOC U.S. Bank
  Trust N.A                                                                    3.55     10/01/06        1,420,000        1,420,000
Orlando Utilities Commission Water & Electric Revenue, Series B                3.23     06/07/06        7,000,000        7,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project                        3.30     06/07/06        4,000,000        4,000,000
Pinellas County Florida Health Facilities Authority Revenue                    3.54     06/01/06        1,910,000        1,910,000
Polk County School Board COP, Series A                                         3.45     06/01/06        2,000,000        2,000,000
Port Orange Revenue, Palmer College Project, LOC Lasalle Bank N.A              3.47     06/01/06        4,500,000        4,500,000
St. Johns County, HFA Multi-Family Remington                                   3.25     06/07/06        7,600,000        7,600,000
Tampa Health Care Facilities Revenue Lifelink Foundation, Inc. Project         3.47     06/07/06        1,500,000        1,500,000


THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2006

                                                                                        MATURITY     PRINCIPAL
                                                                               RATE       DATE         AMOUNT            VALUE
                                                                               ----     --------    -------------    -------------
Volusia County Florida Educational Facility Authority Revenue                  3.52%    06/01/06    $   3,145,000    $   3,145,000
                                                                                                                     -------------
                                                                                                                        90,620,000
                                                                                                                     -------------
        ILLINOIS - 1.4%
Channahon Illinois Revenue                                                     3.50     06/01/06        2,000,000        2,000,000
                                                                                                                     -------------
KENTUCKY - 1.4%
Richmond Kentucky League  of Cities Funding                                    3.49     06/02/06        2,000,000        2,000,000
                                                                                                                     -------------
NEVADA- 2.1%
Clark County Nevada School District                                            3.49     06/01/06        3,000,000        3,000,000
                                                                                                                     -------------
NEW YORK - 5.0%
New York City Municipal Water Finance Authority Water & Sewer
   Systems Revenue                                                             3.56     06/01/06        4,000,000        4,000,000
New York Var - Sub - Series A-9                                                3.22     06/07/06        3,380,000        3,380,000
                                                                                                                     -------------
                                                                                                                         7,380,000
                                                                                                                     -------------
NORTH CAROLINA - 0.2%
North Carolina  Educational Facilities Finance Agency Revenue                  3.40     06/01/06          300,000          300,000
                                                                                                                     -------------
PUERTO RICO - 5.9%
Puerto Rico Commonwealth                                                       3.48     06/01/06        2,000,000        2,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority                    3.46     06/01/06        1,495,000        1,495,000
Puerto Rico Commonwealth Infrastructure Financing Authority                    3.48     06/01/06        1,000,000        1,000,000
Puerto Rico Finance Corp.                                                      3.47     06/24/06        2,695,000        2,695,000
Puerto Rico Individual Medical & Environmental Pollution Control
   Facilities Financing Authority                                              3.55     03/01/07        1,500,000        1,500,549
                                                                                                                     -------------
                                                                                                                         8,690,549
                                                                                                                     -------------
SOUTH DAKOTA- 1.4%
South Dakota State Health & Educational Facilities Authority Revenue           3.58     06/01/06        2,000,000        2,000,000
                                                                                                                     -------------
TEXAS - 1.0%
Richardson Independent School District                                         3.46     06/01/06        1,500,000        1,500,000
                                                                                                                     -------------
TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $123,990,549)                                                           123,990,549
                                                                                                                     -------------
TOTAL INVESTMENTS (AMORTIZED COST $145,275,029) - 99.2%                                                                145,275,029
Other Assets less Liabilities - 0.8%                                                                                     1,128,519
                                                                                                                     -------------
TOTAL NET ASSETS - 100%                                                                                              $ 146,403,548
                                                                                                                     =============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at May 31, 2006. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

SECURITY VALUATION:

      Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

      Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

REPURCHASE AGREEMENTS:

      Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund

By: /s/ Richard F. Curcio
    ---------------------------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: July 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Richard F. Curcio
    ---------------------------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: July 27, 2006

By: /s/ Denis R. Curcio
    ---------------------------------------
        Denis R. Curcio
        Treasurer

Date: July 27, 2006